Employee and Director Benefit Programs (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
12. Employee and Director Benefit Programs
Fair value of plan assets	$ 0	$ 0
Funded status	(5,011,000)	(4,870,000)
Unrecognized prior service cost/benefit	0	0
Unrecognized net actuarial loss	0	0
Net amounts recognized	(5,011,000)	(4,870,000)
Intangible assets	0	0
Unfunded accrued liability	(5,011,000)	(4,870,000)
Net amounts recognized	$ (5,011,000)	$ (4,870,000)	$ (4,700)